UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2024 – July 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

ABR Dynamic Blend Equity & Volatility Fund

ABRVX

:  Institutional Class

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	2.00%

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund declined -2.53%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Although the Fund performed well on August 5th, unusually large and rapid turning points generally present particularly unfavorable market conditions for a trend-following model. In each of these instances, especially August and April, the Fund’s systematic model shifted the Fund’s holdings into more long volatility exposure in preparation for a major crash. However, no crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year.

Total Return Based on a $10,000 Investment

Date	Institutional Class	S&P 500® Index
8/3/15	$10,000	$10,000
10/31/15	$10,100	$9,965
1/31/16	$9,311	$9,349
4/30/16	$9,744	$10,008
7/31/16	$9,744	$10,591
10/31/16	$9,432	$10,414
1/31/17	$9,940	$11,222
4/30/17	$10,175	$11,801
7/31/17	$10,328	$12,290
10/31/17	$10,461	$12,875
1/31/18	$11,391	$14,186
4/30/18	$10,980	$13,367
7/31/18	$11,201	$14,285
10/31/18	$11,149	$13,821
1/31/19	$10,444	$13,857
4/30/19	$11,167	$15,170
7/31/19	$11,167	$15,426
10/31/19	$10,773	$15,801
1/31/20	$11,368	$16,862
4/30/20	$15,849	$15,301
7/31/20	$16,964	$17,271
10/31/20	$16,136	$17,335
1/31/21	$16,814	$19,771
4/30/21	$18,056	$22,337
7/31/21	$18,525	$23,565
10/31/21	$18,911	$24,774
1/31/22	$18,962	$24,375
4/30/22	$17,166	$22,385
7/31/22	$15,759	$22,472
10/31/22	$15,071	$21,155
1/31/23	$14,951	$22,373
4/30/23	$14,846	$22,981
7/31/23	$15,804	$25,397
10/31/23	$14,083	$23,300
1/31/24	$15,699	$27,030
4/30/24	$15,849	$28,189
7/31/24	$16,912	$31,022
10/31/24	$17,301	$32,158
1/31/25	$17,674	$34,160
4/30/25	$14,787	$31,599
7/31/25	$16,483	$36,088

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/3/15
Institutional Class	-2.53%	-0.57%	5.13%
S&P 500® Index	16.33%	15.88%	13.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$81,203,705
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,465,672

Fund Investment Approach

The Fund is model driven, utilizing a primarily volatility trend-following model. In periods of relatively low equity market volatility, the model’s exposure to volatility has tended to decrease (with a corresponding increase in the model’s exposure to stocks). In periods of relatively high equity market volatility, the model’s exposure to volatility has tended to increase. This approach is intended to capture large uptrends in volatility assets while preserving positive performance during extended bull markets with low volatility. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

ABR Dynamic Blend Equity & Volatility Fund

ABRVX

:  Institutional Class

Annual Shareholder Report - July 31, 2025

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.abrdynamicfunds.com/fund-documents/.

227A-ABRVX-25

ABR Dynamic Blend Equity & Volatility Fund

ABRTX

:  Investor Class

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$222	2.25%

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures). For the year, the Fund declined -2.82%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Although the Fund performed well on August 5th, unusually large and rapid turning points generally present particularly unfavorable market conditions for a trend-following model. In each of these instances, especially August and April, the Fund’s systematic model shifted the Fund’s holdings into more long volatility exposure in preparation for a major crash. However, no crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year.

Total Return Based on a $10,000 Investment

Date	InvestorClassFootnote Reference1	S&P 500® Index
8/3/15	$10,000	$10,000
10/31/15	$10,100	$9,965
1/31/16	$9,298	$9,349
4/30/16	$9,731	$10,008
7/31/16	$9,721	$10,591
10/31/16	$9,398	$10,414
1/31/17	$9,896	$11,222
4/30/17	$10,131	$11,801
7/31/17	$10,284	$12,290
10/31/17	$10,406	$12,875
1/31/18	$11,316	$14,186
4/30/18	$10,863	$13,367
7/31/18	$11,073	$14,285
10/31/18	$11,010	$13,821
1/31/19	$10,305	$13,857
4/30/19	$11,017	$15,170
7/31/19	$11,006	$15,426
10/31/19	$10,623	$15,801
1/31/20	$11,197	$16,862
4/30/20	$15,602	$15,301
7/31/20	$16,685	$17,271
10/31/20	$15,867	$17,335
1/31/21	$16,522	$19,771
4/30/21	$17,727	$22,337
7/31/21	$18,171	$23,565
10/31/21	$18,545	$24,774
1/31/22	$18,582	$24,375
4/30/22	$16,804	$22,385
7/31/22	$15,417	$22,472
10/31/22	$14,739	$21,155
1/31/23	$14,603	$22,373
4/30/23	$14,498	$22,981
7/31/23	$15,417	$25,397
10/31/23	$13,729	$23,300
1/31/24	$15,312	$27,030
4/30/24	$15,447	$28,189
7/31/24	$16,472	$31,022
10/31/24	$16,849	$32,158
1/31/25	$17,199	$34,160
4/30/25	$14,373	$31,599
7/31/25	$16,008	$36,088
Footnote	Description
Footnote[1]	Investor Class commenced operations on August 14, 2015. Performance for the periods prior to August 14, 2015 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The Fund does not seek to replicate the performance of any specific index. The index included in this report is not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of the index.

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/3/15
Investor ClassFootnote Reference1	-2.82%	-0.83%	4.82%
S&P 500® Index	16.33%	15.88%	13.70%
Footnote	Description
Footnote[1]	Investor Class commenced operations on August 14, 2015. Performance for the periods prior to August 14, 2015 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$81,203,705
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$1,465,672

Fund Investment Approach

The Fund is model driven, utilizing a primarily volatility trend-following model. In periods of relatively low equity market volatility, the model’s exposure to volatility has tended to decrease (with a corresponding increase in the model’s exposure to stocks). In periods of relatively high equity market volatility, the model’s exposure to volatility has tended to increase. This approach is intended to capture large uptrends in volatility assets while preserving positive performance during extended bull markets with low volatility. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

ABR Dynamic Blend Equity & Volatility Fund

ABRTX

:  Investor Class

Annual Shareholder Report - July 31, 2025

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.abrdynamicfunds.com/fund-documents/.

227A-ABRTX-25

ABR 50/50 Volatility Fund

ABRSX

:  Institutional Class

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$248	2.50%

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -1.38%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a partially trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Total Return Based on a $10,000 Investment

Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,239	$11,232	$10,038
4/30/18	$7,412	$10,583	$10,076
7/31/18	$7,876	$11,310	$10,123
10/31/18	$6,856	$10,943	$10,175
1/31/19	$6,735	$10,972	$10,235
4/30/19	$7,611	$12,011	$10,296
7/31/19	$8,621	$12,214	$10,359
10/31/19	$9,867	$12,510	$10,414
1/31/20	$10,243	$13,351	$10,458
4/30/20	$8,980	$12,115	$10,493
7/31/20	$8,769	$13,674	$10,500
10/31/20	$7,828	$13,725	$10,503
1/31/21	$9,389	$15,653	$10,506
4/30/21	$12,089	$17,686	$10,507
7/31/21	$13,203	$18,658	$10,508
10/31/21	$14,566	$19,615	$10,509
1/31/22	$13,337	$19,299	$10,510
4/30/22	$10,376	$17,723	$10,516
7/31/22	$9,984	$17,792	$10,539
10/31/22	$9,258	$16,749	$10,601
1/31/23	$11,288	$17,714	$10,707
4/30/23	$11,735	$18,195	$10,830
7/31/23	$12,890	$20,108	$10,972
10/31/23	$11,549	$18,448	$11,125
1/31/24	$13,636	$21,401	$11,281
4/30/24	$13,654	$22,319	$11,434
7/31/24	$14,790	$24,561	$11,592
10/31/24	$14,138	$25,461	$11,747
1/31/25	$15,998	$27,046	$11,886
4/30/25	$11,820	$25,019	$12,013
7/31/25	$14,587	$28,573	$12,146

The above chart represents historical performance of a hypothetical $10,000 investment since inception. Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.

Average Annual Total Returns

	One Year	Five Year	Since Inception 10/2/17
Institutional Class	-1.38%	10.71%	4.94%
S&P 500® Index	16.33%	15.88%	14.35%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%	2.52%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$37,310,251
# of Portfolio Holdings	6
Portfolio Turnover Rate	1292%
Investment Advisory Fees (Net of fees waived)	$869,171

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 50% of the net assets and the Adviser’s “short” volatility model for 50% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 50% and 50% to each model is not intended to seek a balance in volatility exposures, and the Fund may have significant short exposure to volatility at times, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	63.5%
U.S. Treasury Securities	36.5%

ABR 50/50 Volatility Fund

ABRSX

:  Institutional Class

Annual Shareholder Report - July 31, 2025

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.abrdynamicfunds.com/fund-documents/.

227A-ABRSX-25

ABR 50/50 Volatility Fund

ABRJX

:  Investor Class

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$272	2.75%

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -1.64%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a partially trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Total Return Based on a $10,000 Investment

Date	InvestorClassFootnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
10/2/17	$10,000	$10,000	$10,000
10/31/17	$10,190	$10,194	$10,008
1/31/18	$10,229	$11,232	$10,038
4/30/18	$7,402	$10,583	$10,076
7/31/18	$7,866	$11,310	$10,123
10/31/18	$6,836	$10,943	$10,175
1/31/19	$6,715	$10,972	$10,235
4/30/19	$7,591	$12,011	$10,296
7/31/19	$8,580	$12,214	$10,359
10/31/19	$9,826	$12,510	$10,414
1/31/20	$10,191	$13,351	$10,458
4/30/20	$8,939	$12,115	$10,493
7/31/20	$8,715	$13,674	$10,500
10/31/20	$7,773	$13,725	$10,503
1/31/21	$9,311	$15,653	$10,506
4/30/21	$12,001	$17,686	$10,507
7/31/21	$13,092	$18,658	$10,508
10/31/21	$14,431	$19,615	$10,509
1/31/22	$13,210	$19,299	$10,510
4/30/22	$10,250	$17,723	$10,516
7/31/22	$9,875	$17,792	$10,539
10/31/22	$9,144	$16,749	$10,601
1/31/23	$11,149	$17,714	$10,707
4/30/23	$11,580	$18,195	$10,830
7/31/23	$12,704	$20,108	$10,972
10/31/23	$11,374	$18,448	$11,125
1/31/24	$13,416	$21,401	$11,281
4/30/24	$13,435	$22,319	$11,434
7/31/24	$14,541	$24,561	$11,592
10/31/24	$13,885	$25,461	$11,747
1/31/25	$15,711	$27,046	$11,886
4/30/25	$11,595	$25,019	$12,013
7/31/25	$14,302	$28,573	$12,146
Footnote	Description
Footnote[1]	Investor Class commenced operations on October 11, 2017. Performance for the periods prior to October 11, 2017 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.

The above chart represents historical performance of a hypothetical $10,000 investment since inception. Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.

Average Annual Total Returns

	One Year	Five Year	Since Inception 10/2/17
Investor ClassFootnote Reference1	-1.64%	10.41%	4.68%
S&P 500® Index	16.33%	15.88%	14.35%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%	2.52%
Footnote	Description
Footnote[1]	Investor Class commenced operations on October 11, 2017. Performance for the periods prior to October 11, 2017 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$37,310,251
# of Portfolio Holdings	6
Portfolio Turnover Rate	1292%
Investment Advisory Fees (Net of fees waived)	$869,171

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 50% of the net assets and the Adviser’s “short” volatility model for 50% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 50% and 50% to each model is not intended to seek a balance in volatility exposures, and the Fund may have significant short exposure to volatility at times, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	63.5%
U.S. Treasury Securities	36.5%

ABR 50/50 Volatility Fund

ABRJX

:  Investor Class

Annual Shareholder Report - July 31, 2025

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.abrdynamicfunds.com/fund-documents/.

227A-ABRJX-25

ABR 75/25 Volatility Fund

VOLSX

:  Institutional Class

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$175	1.75%

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -0.91%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a primarily trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Total Return Based on a $10,000 Investment

Date	Institutional Class	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/03/20	$10,000	$10,000	$10,000
10/31/20	$9,010	$9,965	$10,003
1/31/21	$9,540	$11,365	$10,005
4/30/21	$11,260	$12,841	$10,007
7/31/21	$11,790	$13,547	$10,007
10/31/21	$12,600	$14,242	$10,008
1/31/22	$12,117	$14,012	$10,010
4/30/22	$10,231	$12,868	$10,015
7/31/22	$9,682	$12,918	$10,037
10/31/22	$9,097	$12,161	$10,096
1/31/23	$10,088	$12,861	$10,197
4/30/23	$10,219	$13,211	$10,314
7/31/23	$11,126	$14,600	$10,449
10/31/23	$9,920	$13,395	$10,595
1/31/24	$11,457	$15,539	$10,744
4/30/24	$11,541	$16,205	$10,889
7/31/24	$12,439	$17,833	$11,040
10/31/24	$12,439	$18,487	$11,187
1/31/25	$13,452	$19,637	$11,319
4/30/25	$10,478	$18,165	$11,441
7/31/25	$12,326	$20,746	$11,568

The above chart represents historical performance of a hypothetical $10,000 investment since inception. Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.

Average Annual Total Returns

	One Year	Since Inception 08/3/20
Institutional Class	-0.91%	4.28%
S&P 500® Index	16.33%	15.74%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$144,473,298
# of Portfolio Holdings	6
Portfolio Turnover Rate	1309%
Investment Advisory Fees (Net of fees waived)	$3,656,392

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 75% of the net assets and the Adviser’s “short” volatility model for 25% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 75% and 25% is intended to seek favorable long-term risk-adjusted returns, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	81.8%
U.S. Treasury Securities	18.2%

ABR 75/25 Volatility Fund

VOLSX

:  Institutional Class

Annual Shareholder Report - July 31, 2025

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.abrdynamicfunds.com/fund-documents/.

227A-VOLSX-25

ABR 75/25 Volatility Fund

VOLJX

:  Investor Class

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	2.00%

How did the Fund perform in the last year?

During the Fund’s fiscal year that ended July 31, 2025, the S&P 500 Index increased 16.33% while volatility dropped 7.60% (measured by the SPVIXSTR Index, an index that measures the result of long exposure to VIX Index futures), and long-dated US Treasuries were down 4.20% (measured by the LT11TRUU Index, an index which measures the result of exposure to 20+ year US Treasuries). For the year, the Fund declined -1.20%.

There were relatively unusual interruptions in the trend toward higher equity prices during the fiscal year. The first was on August 5, 2024, in what has become known as the Yen carry trade unwind. The VIX Index – a measure of volatility on the S&P 500 – increased 136% over 3 days, from 16.36 to 38.57 in the span of the 3 days ending August 5. However, by August 14th, the VIX had already reversed back down below that initial level (to 16.19). August 5 marked the 3rd largest 1-day spike in the history of the VIX Index (65%) and the 2nd largest 1-day spike in the history of VIX futures (42.4%).

December 18, 2024, brought the second largest 1-day spike in the history of the VIX Index (74% from 15.87 to 27.62), although only the 32nd largest spike in VIX futures (16.6%). Once again, the turbulence was over nearly as soon as it began with the VIX Index reversing back down to 14.27 by December 24.

Early April 2025 was also very noteworthy, as a 2-day event. The “Liberation Day” tariff announcement brought the 3rd largest 2-day spike in the VIX Index (111% from 21.51 to 45.31) as well as the 3rd largest 2-day spike in VIX futures (50.2%). Yet again, the reversal back down in volatility was rapid. 3 days later, the S&P 500 rallied 9.52% in a single day, and the VIX Index was back below 25.00 by April 25.

Unusually large and rapid turning points generally present particularly unfavorable market conditions for a primarily trend-following model. In each of these instances, especially April, the Fund’s systematic model shifted some of the Fund’s holdings toward long volatility exposure in preparation for a continued uptrend in volatility. However, no high volatility crashes materialized in the fiscal year, and each of these instances instead brought rapid reversals lower in volatility. The Fund’s model responded to the reversals lower in volatility in relatively quick fashion – shifting the holdings back to more typical exposure levels – mitigating some of the potential loss and resulting in only a small Fund decline in the unusual fiscal year. The mean reversion aspects of the Adviser’s short volatility model also served to mitigate some potential losses.

Total Return Based on a $10,000 Investment

Date	InvestorClassFootnote Reference1	S&P 500® Index	FTSE 3-Month U.S. T-Bill Index
8/03/20	$10,000	$10,000	$10,000
10/31/20	$9,000	$9,965	$10,003
1/31/21	$9,520	$11,365	$10,005
4/30/21	$11,230	$12,841	$10,007
7/31/21	$11,750	$13,547	$10,007
10/31/21	$12,560	$14,242	$10,008
1/31/22	$12,067	$14,012	$10,010
4/30/22	$10,179	$12,868	$10,015
7/31/22	$9,618	$12,918	$10,037
10/31/22	$9,032	$12,161	$10,096
1/31/23	$10,012	$12,861	$10,197
4/30/23	$10,143	$13,211	$10,314
7/31/23	$11,027	$14,600	$10,449
10/31/23	$9,833	$13,395	$10,595
1/31/24	$11,340	$15,539	$10,744
4/30/24	$11,424	$16,205	$10,889
7/31/24	$12,309	$17,833	$11,040
10/31/24	$12,309	$18,487	$11,187
1/31/25	$13,295	$19,637	$11,319
4/30/25	$10,346	$18,165	$11,441
7/31/25	$12,161	$20,746	$11,568
Footnote	Description
Footnote[1]	Investor Class commenced operations on August 5, 2020. Performance for the periods prior to August 5, 2020 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.

The above chart represents historical performance of a hypothetical $10,000 investment since inception. Effective July 30, 2024, the Fund changed its primary benchmark index from the FTSE 3-Month U.S. T-Bill Index to the S&P 500® Index due to regulatory requirements. The Fund retained the FTSE 3-Month U.S. T-Bill Index as a secondary benchmark because the FTSE 3-Month U.S. T-Bill Index more closely aligns with typical points of comparison for alternative investments. The Fund does not seek to replicate the performance of any specific index. The indices included in this report are not necessarily representative of the Fund’s investment strategy or objectives. The Fund’s investment decisions are based on its unique investment approach and goals, which may differ significantly from those of indices used for comparison.

Average Annual Total Returns

	One Year	Since Inception 08/3/20
Investor ClassFootnote Reference1	-1.20%	4.00%
S&P 500® Index	16.33%	15.74%
FTSE 3-Month U.S. T-Bill Index	4.78%	2.96%
Footnote	Description
Footnote[1]	Investor Class commenced operations on August 5, 2020. Performance for the periods prior to August 5, 2020 are a blended average annual return which includes the returns of Institutional Class prior to the commencement of operations of Investor Class.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$144,473,298
# of Portfolio Holdings	6
Portfolio Turnover Rate	1309%
Investment Advisory Fees (Net of fees waived)	$3,656,392

Fund Investment Approach

The Fund is model driven, utilizing the Adviser’s “long” volatility model for 75% of the net assets and the Adviser’s “short” volatility model for 25% of the net assets.

• The Adviser’s long volatility model is primarily a volatility trend-following model, typically seeking larger exposures to volatility assets when equity market volatility is increasing and smaller exposures to volatility assets when equity market volatility is decreasing.

• The Adviser’s short volatility model utilizes both mean reversion and trend-following aspects, seeking to increase short exposure to volatility assets after increases in equity market volatility, when it may be trending back downward. It also generally maintains some short exposure to volatility assets at most times, in order to profit from the “decay,” or long-term downward trend in volatility assets, with the remaining assets in long-dated US Treasuries and/or cash and equivalents.

The blend of 75% and 25% is intended to seek favorable long-term risk-adjusted returns, with an objective of long-term capital appreciation. In order to meet its investment objective, the Fund may invest in derivative instruments, such as futures contracts, that provide exposure to equity securities, including volatility in the equity markets.

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	81.8%
U.S. Treasury Securities	18.2%

ABR 75/25 Volatility Fund

VOLJX

:  Investor Class

Annual Shareholder Report - July 31, 2025

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.abrdynamicfunds.com/fund-documents/.

227A-VOLJX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $56,400 in 2024 and $56,400 in 2025.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,600 in 2024 and $9,600 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ABR Funds
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Annual Financial Statements and Other Information
For the Fiscal Year Ended
July 31, 2025
ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2025

See Notes to Financial Statements.
At July 31, 2025, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 81,203,705
Net Assets - 100.0% $ 81,203,705
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
253 S&P 500 E-mini Future 09/19/25 $ 76,848,383 $ 80,634,263 $ 3,785,880
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 3,785,880
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 3,785,880
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2025

See Notes to Financial Statements.
At July 31, 2025, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 36.5%
U.S. Treasury Securities - 36.5%
$ 2,357,000 U.S. Treasury Bond 4.63%  11/15/44 $ 2,280,766
2,293,000 U.S. Treasury Bond 4.75  02/15/45 2,254,485
2,247,000 U.S. Treasury Bond 5.00  05/15/45 2,280,354
2,430,000 U.S. Treasury Bond 4.50  11/15/54 2,280,403
2,351,000 U.S. Treasury Bond 4.63  02/15/55 2,252,919
2,330,000 U.S. Treasury Bond 4.75  05/15/55 2,279,213
Total U.S. Treasury Securities (Cost $13,664,148) 13,628,140
Investments, at value - 36.5% (Cost $13,664,148) $ 13,628,140
Other Assets & Liabilities, Net - 63.5% 23,682,111
Net Assets - 100.0% $ 37,310,251
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(190) CBOE VIX Future 08/20/25 $ (3,613,279) $ (3,411,754) $ 201,525
(157) CBOE VIX Future 09/17/25 (3,161,446) (3,119,716) 41,730
53 S&P 500 E-mini Future 09/19/25 16,249,820 16,891,763 641,943
$ 9,475,095 $ 10,360,293 $ 885,198
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 885,198
Level 2 - Other Significant Observable Inputs 13,628,140 –
Level 3 - Significant Unobservable Inputs – –
Total $ 13,628,140 $ 885,198
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Treasury Securities 36.5%
Other Assets & Liabilities, Net 63.5%
100.0%

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2025

See Notes to Financial Statements.
At July 31, 2025, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.
Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 18.2%
U.S. Treasury Securities - 18.2%
$ 4,539,000 U.S. Treasury Bond 4.63%  11/15/44 $ 4,392,192
4,415,000 U.S. Treasury Bond 4.75  02/15/45 4,340,842
4,328,000 U.S. Treasury Bond 5.00  05/15/45 4,392,244
4,680,000 U.S. Treasury Bond 4.50  11/15/54 4,391,887
4,529,000 U.S. Treasury Bond 4.63  02/15/55 4,340,056
4,488,000 U.S. Treasury Bond 4.75  05/15/55 4,390,175
Total U.S. Treasury Securities (Cost $26,310,715) 26,247,396
Investments, at value - 18.2% (Cost $26,310,715) $ 26,247,396
Other Assets & Liabilities, Net - 81.8% 118,225,902
Net Assets - 100.0% $ 144,473,298
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(398) CBOE VIX Future 08/20/25 $ (7,462,904) $ (7,146,727) $ 316,177
(329) CBOE VIX Future 09/17/25 (6,584,081) (6,537,493) 46,588
324 S&P 500 E-mini Future 09/19/25 98,857,817 103,262,850 4,405,033
$ 84,810,832 $ 89,578,630 $ 4,767,798
Valuation Inputs
Investments in
Securities Other Financial Instruments*
Level 1 - Quoted Prices $ – $ 4,767,798
Level 2 - Other Significant Observable Inputs 26,247,396 –
Level 3 - Significant Unobservable Inputs – –
Total $ 26,247,396 $ 4,767,798
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation)
at year end.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Treasury Securities 18.2%
Other Assets & Liabilities, Net 81.8%
100.0%

ABR Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2025

See Notes to Financial Statements.
* $5,519,901, $4,232,649, and $10,415,616 was held at StoneX Financial, Inc. and $10,355,523, $5,462,385, and $18,804,571 was held at Marex Capital Markets, Inc.
for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
ASSETS
Investments, at value (Cost $0, $13,664,148 and
$26,310,715, respectively) $ – $ 13,628,140 $ 26,247,396
Cash 65,377,617 13,073,990 86,694,772
Deposits with brokers for futures* 15,875,424 9,695,034 29,220,187
Receivables:
Fund shares sold 184,663 7,678 937,395
Investment securities sold – 906,352 1,591,777
Interest 224,903 237,317 666,119
Prepaid expenses 32,134 23,277 39,101
Total Assets
81,694,741 37,571,788 145,396,747
LIABILITIES
Payables:
Fund shares redeemed 43,751 82,200 292,076
Variation margin 278,300 81,347 401,311
Accrued Liabilities:
Investment adviser fees 107,313 45,484 152,675
Fund services fees 11,479 7,636 13,635
Other expenses 50,193 44,870 63,752
Total Liabilities
491,036 261,537 923,449
NET ASSETS
$ 81,203,705 $ 37,310,251 $ 144,473,298
COMPONENTS OF NET ASSETS
Paid-in capital $ 128,281,839 $ 48,043,103 $ 215,714,766
Accumulated loss (47,078,134) (10,732,852) (71,241,468)
NET ASSETS
$ 81,203,705 $ 37,310,251 $ 144,473,298
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 6,964,033 4,095,652 12,817,468
Investor Shares 578,624 732,671 1,537,985
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of $75,139,280,
$31,733,244 and $129,117,691, respectively) $ 10.79 $ 7.75 $ 10.07
Investor Shares (based on net assets of $6,064,425,
$5,577,007 and $15,355,607, respectively) $ 10.48 $ 7.61 $ 9.98

ABR Funds
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2025

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
INVESTMENT INCOME
Interest income $ 3,236,725 $ 1,449,809 $ 9,024,099
Total Investment Income
3,236,725 1,449,809 9,024,099
EXPENSES
Investment adviser fees 1,658,485 1,189,008 6,260,297
Fund services fees 117,081 76,151 241,458
Transfer agent fees:
Institutional Shares 33,467 22,702 46,836
Investor Shares 22,702 22,702 22,702
Distribution fees:
Investor Shares 19,418 14,803 59,418
Custodian fees 8,366 5,081 20,725
Registration fees:
Institutional Shares 18,379 16,694 18,654
Investor Shares 16,504 16,727 17,535
Professional fees 40,487 36,571 56,412
Trustees' fees and expenses 15,439 11,238 29,044
Brokerage fees 22,442 15,732 10,539
Transfer agent out of pocket expenses 108,416 63,082 264,305
Other expenses 56,419 56,125 87,800
Total Expenses 2,137,605 1,546,616 7,135,725
Fees waived
(222,778) (342,805) (2,694,102)
Net Expenses
1,914,827 1,203,811 4,441,623
NET INVESTMENT INCOME
1,321,898 245,998 4,582,476
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
– (56,820) (187,194)
Futures
(8,475,742) (2,173,278) (23,622,691)
Net realized loss
(8,475,742) (2,230,098) (23,809,885)
Net change in unrealized appreciation (depreciation) on:
Investments
– (760,749) (2,189,008)
Futures
4,271,534 741,112 4,122,300
Net change in unrealized appreciation (depreciation)
4,271,534 (19,637) 1,933,292
NET REALIZED AND UNREALIZED LOSS
(4,204,208) (2,249,735) (21,876,593)
DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS
$ (2,882,310) $ (2,003,737) $ (17,294,117)

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
For the Years Ended July 31, For the Years Ended July 31,
2025 2024 2025 2024
OPERATIONS
Net investment income $ 1,321,898 $ 1,542,586 $ 245,998 $ 436,116
Net realized gain (loss) (8,475,742) 9,212,727 (2,230,098) 6,969,000
Net change in unrealized appreciation (depreciation) 4,271,534 (4,793,589) (19,637) 149,760
Increase (Decrease) in Net Assets Resulting from Operations
(2,882,310) 5,961,724 (2,003,737) 7,554,876
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (1,841,405) – (316,675) –
Investor Shares (109,746) – – –
Return of Capital:
Institutional Shares – – (165,373) –
Investor Shares – – (19,190) –
Total Distributions Paid
(1,951,151) – (501,238) –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 18,708,437 17,674,979 3,579,869 10,058,810
Investor Shares 475,233 693,421 2,547,800 2,192,292
Reinvestment of distributions:
Institutional Shares 1,351,325 – 382,971 –
Investor Shares 99,461 – 19,103 –
Redemption of shares:
Institutional Shares
(29,941,914) (36,572,653) (23,737,321) (19,364,140)
Investor Shares
(3,070,327) (3,692,723) (2,079,904) (3,905,013)
Decrease in Net Assets from Capital Share Transactions
(12,377,785) (21,896,976) (19,287,482) (11,018,051)
Increase (Decrease) in Net Assets
(17,211,246) (15,935,252) (21,792,457) (3,463,175)
NET ASSETS
Beginning of Year
98,414,951 114,350,203 59,102,708 62,565,883
End of Year
$ 81,203,705 $ 98,414,951 $ 37,310,251 $ 59,102,708
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,699,211 1,676,254 469,927 1,396,326
Investor Shares 44,028 70,331 335,420 308,134
Reinvestment of distributions:
Institutional Shares 118,433 – 46,141 –
Investor Shares 8,960 – 2,341 –
Redemption of shares:
Institutional Shares
(2,771,679) (3,515,235) (3,203,134) (2,737,237)
Investor Shares
(290,130) (363,748) (282,845) (564,063)
Decrease in Shares
(1,191,177) (2,132,398) (2,632,150) (1,596,840)

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR 75/25
Volatility Fund
For the Years Ended July 31,
2025 2024
$ 4,582,476 $ 5,249,319
(23,809,885) 28,717,042
1,933,292 (3,989,038)
(17,294,117) 29,977,323
(5,982,952) (670,378)
(502,567) (32,573)
– –
– –
(6,485,519) (702,951)
44,112,406 45,959,716
4,364,550 13,463,631
3,296,292 375,526
501,639 32,523
(155,658,291) (66,888,680)
(13,925,339) (8,001,444)
(117,308,743) (15,058,728)
(141,088,379) 14,215,644
285,561,677 271,346,033
$ 144,473,298 $ 285,561,677
4,265,890 4,816,939
432,113 1,517,394
306,062 39,240
46,926 3,427
(16,665,946) (7,145,779)
(1,533,474) (870,443)
(13,148,429) (1,639,222)

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 11.30 $ 10.56 $ 10.53 $ 13.43 $ 15.37
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.16 0.16 (0.05) (0.23) (0.26)
Net realized and unrealized gain (loss)
(0.43) 0.58 0.08(b) (1.57) 1.33
Total from Investment Operations
(0.27) 0.74 0.03 (1.80) 1.07
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.24) – – – –
Net realized gain
– – – (1.10) (3.01)
Total Distributions to Shareholders
(0.24) – – (1.10) (3.01)
NET ASSET VALUE, End of Year
$ 10.79 $ 11.30 $ 10.56 $ 10.53 $ 13.43
TOTAL RETURN
(2.53)% 7.01% 0.29% (14.93)% 9.20%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 75,139 $ 89,499 $ 103,000 $ 160,485 $ 198,285
Ratios to Average Net Assets:
Net investment income (loss) 1.42% 1.55% (0.47)% (1.86)% (1.93)%
Net expenses 2.00% 2.00% 2.00% 2.00% 2.00%
Brokerage fees 0.02% 0.03% 0.02% 0.02% 0.02%
Net expenses without brokerage fees 1.98% 1.97% 1.98% 1.98% 1.98%
Gross expenses (c) 2.19% 2.19% 2.24% 2.05% 2.03%
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Per share amount does not accord with the amount reported in the Statement of Operations for the year ended July 31, 2023 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 10.93 $ 10.23 $ 10.23 $ 13.12 $ 15.11
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.13 0.13 (0.07) (0.26) (0.29)
Net realized and unrealized gain (loss)
(0.43) 0.57 0.07(b) (1.53) 1.31
Total from Investment Operations
(0.30) 0.70 0.00 (1.79) 1.02
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.15) – – – –
Net realized gain
– – – (1.10) (3.01)
Total Distributions to Shareholders
(0.15) – – (1.10) (3.01)
NET ASSET VALUE, End of Year
$ 10.48 $ 10.93 $ 10.23 $ 10.23 $ 13.12
TOTAL RETURN
(2.82)% 6.84% 0.00% (15.22)% 8.99%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 6,064 $ 8,916 $ 11,350 $ 23,646 $ 41,227
Ratios to Average Net Assets:
Net investment income (loss) 1.18% 1.30% (0.74)% (2.14)% (2.18)%
Net expenses 2.25% 2.25% 2.25% 2.25% 2.25%
Brokerage fees 0.02% 0.03% 0.02% 0.02% 0.02%
Net expenses without brokerage fees 2.23% 2.22% 2.23% 2.23% 2.23%
Gross expenses (c) 2.98% 2.86% 2.80% 2.40% 2.44%
PORTFOLIO TURNOVER RATE 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each year.
(b) Per share amount does not accord with the amount reported in the Statement of Operations for the year ended July 31, 2023 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 7.94 $ 6.92 $ 5.36 $ 10.66 $ 7.08
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.04 0.06 (0.06) (0.17) (0.19)
Net realized and unrealized gain (loss)
(0.14) 0.96 1.62 (1.34) 3.77
Total from Investment Operations
(0.10) 1.02 1.56 (1.51) 3.58
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.06) – – – –
Net realized gain
– – – (3.79) (0.00)(b)
Return of capital
(0.03) – – – –
Total Distributions to Shareholders
(0.09) – – (3.79) (0.00)
NET ASSET VALUE, End of Year
$ 7.75 $ 7.94 $ 6.92 $ 5.36 $ 10.66
TOTAL RETURN
(1.38)% 14.74% 29.10% (24.38)%(c) 50.57%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 31,733 $ 53,843 $ 56,232 $ 54,979 $ 82,498
Ratios to Average Net Assets:
Net investment income (loss) 0.55% 0.78% (1.07)% (2.15)% (2.19)%
Net expenses 2.50% 2.50% 2.50% 2.50% 2.50%
Brokerage fees 0.03% 0.04% 0.03% 0.02% 0.02%
Net expenses without brokerage fees 2.47% 2.46% 2.47% 2.48% 2.48%
Gross expenses (d) 3.14% 3.01% 3.02% 2.90% 2.91%
PORTFOLIO TURNOVER RATE (e) 1,292% 593% 1,180% 2,774% 1,782%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.52)%.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(e) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended July 31,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 7.76 $ 6.78 $ 5.27 $ 10.56 $ 7.03
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.02 0.04 (0.07) (0.17) (0.21)
Net realized and unrealized gain (loss)
(0.15) 0.94 1.58 (1.33) 3.74
Total from Investment Operations
(0.13) 0.98 1.51 (1.50) 3.53
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – – – –
Net realized gain
– – – (3.79) (0.00)(b)
Return of capital
(0.02) – – – –
Total Distributions to Shareholders
(0.02) – – (3.79) (0.00)
NET ASSET VALUE, End of Year
$ 7.61 $ 7.76 $ 6.78 $ 5.27 $ 10.56
TOTAL RETURN
(1.64)% 14.45% 28.65% (24.57)%(c) 50.21%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 5,577 $ 5,260 $ 6,334 $ 4,621 $ 2,933
Ratios to Average Net Assets:
Net investment income (loss) 0.28% 0.55% (1.31)% (2.40)% (2.52)%
Net expenses 2.75% 2.75% 2.75% 2.75% 2.75%
Brokerage fees 0.03% 0.04% 0.04% 0.02% 0.02%
Net expenses without brokerage fees 2.72% 2.71% 2.71% 2.73% 2.73%
Gross expenses (d) 4.11% 4.12% 4.17% 4.41% 4.74%
PORTFOLIO TURNOVER RATE (e) 1,292% 593% 1,180% 2,774% 1,782%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total return includes the impact of the net gain from reimbursement by affiliate. Absent this reimbursement, total return would have been (24.71)%.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(e) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Years Ended July 31, August 3, 2020 (a)
Through
July 31, 2021 2025 2024 2023 2022
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.39 $ 9.32 $ 8.11 $ 11.79 $ 10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b) 0.19 0.19 (0.01) (0.15) (0.16)
Net realized and unrealized gain (loss)
(0.27) 0.91 1.22 (1.50) 1.95
Total from Investment Operations
(0.08) 1.10 1.21 (1.65) 1.79
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.24) (0.03) – – –
Net realized gain
– – – (2.03) –
Total Distributions to Shareholders
(0.24) (0.03) – (2.03) –
NET ASSET VALUE, End of Period
$ 10.07 $ 10.39 $ 9.32 $ 8.11 $ 11.79
TOTAL RETURN
(0.91)% 11.80% 14.92% (17.88)% 17.90%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 129,118 $ 258,886 $ 253,418 $ 307,247 $ 314,576
Ratios to Average Net Assets:
Net investment income (loss) 1.86% 1.99% (0.11)% (1.48)% (1.53)%(d)
Net expenses 1.75% 1.75% 1.75% 1.75% 1.75%(d)
Brokerage fees 0.00% 0.00% 0.00% 0.00% 0.00%(d)
Net expenses without brokerage fees 1.75% 1.75% 1.75% 1.75% 1.75%(d)
Gross expenses (e) 2.81% 2.77% 2.78% 2.74% 2.78%(d)
PORTFOLIO TURNOVER RATE (f) 1,309% 681% 1,286% 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Years Ended July 31, August 5, 2020 (a)
Through
July 31, 2021 2025 2024 2023 2022
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 10.29 $ 9.23 $ 8.05 $ 11.75 $ 10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b) 0.16 0.17 (0.03) (0.18) (0.19)
Net realized and unrealized gain (loss)
(0.27) 0.90 1.21 (1.49) 1.94
Total from Investment Operations
(0.11) 1.07 1.18 (1.67) 1.75
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.20) (0.01) – – –
Net realized gain
– – – (2.03) –
Total Distributions to Shareholders
(0.20) (0.01) – (2.03) –
NET ASSET VALUE, End of Period
$ 9.98 $ 10.29 $ 9.23 $ 8.05 $ 11.75
TOTAL RETURN
(1.20)% 11.62% 14.66% (18.15)% 17.50%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 15,356 $ 26,676 $ 17,928 $ 19,802 $ 23,096
Ratios to Average Net Assets:
Net investment income (loss) 1.58% 1.84% (0.39)% (1.75)% (1.76)%(d)
Net expenses 2.00% 2.00% 2.00% 2.00% 2.00%(d)
Brokerage fees 0.00% 0.00% 0.00% 0.00% 0.00%(d)
Net expenses without brokerage fees 2.00% 2.00% 2.00% 2.00% 2.00%(d)
Gross expenses (e) 3.24% 3.23% 3.32% 3.18% 3.48%(d)
PORTFOLIO TURNOVER RATE (f) 1,309% 681% 1,286% 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2025

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund (individually, a “Fund”
and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”).
Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor
Shares commenced operations on August 3, 2015 and August 14, 2015, respectively, for the ABR Dynamic Blend Equity & Volatility
Fund; October 2, 2017 and October 11, 2017, respectively, for the ABR 50/50 Volatility Fund; and August 3, 2020 and August 5,
2020, respectively, for the ABR 75/25 Volatility Fund. The ABR Dynamic Blend Equity & Volatility Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The
ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund’s investment objective is to seek long-term capital appreciation. Prior to
December 1, 2020, the ABR 50/50 Volatility Fund was named ABR Dynamic Short Volatility Fund.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 4, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-
to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the management committee of ABR Dynamic Funds, LLC, the Funds' Adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board.
Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2025

Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the
U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of July 31, 2025, for each Fund’s investments is included in each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of July 31, 2025, for each Fund, are disclosed in the Schedules of
Investments.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from
GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each Fund

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2025

did not incur any interest or penalties. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of July 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of July 31, 2025, the ABR Dynamic Blend Equity
& Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had $65,127,617, $12,823,990, and $86,444,772,
respectively, at US Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75%, 2.50%, and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund,
respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services and administration fees and Transfer agent fees within the Statements of
Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal
Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. Effective January 1, 2025, the Audit Committee Chairman receives an additional $2,000 annually. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending
Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2025

Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility
Fund; 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR 50/50 Volatility Fund; and 1.75% for Institutional Shares
and 2.00% for Investor Shares of the ABR 75/25 Volatility Fund, through at least at least November 30, 2025. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended
July 31, 2025, fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of July 31, 2025, $734,251, $946,102 and $8,051,098
is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25
Volatility Fund, respectively. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended July 31, 2025, were as follows:
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of transactions for the year ended July 31, 2025, for any derivative type that was held is as follows:
Each Fund’s use of derivatives during the year ended July 31, 2025, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of July 31, 2025.
ABR Dynamic Blend Equity & Volatility Fund
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
ABR Dynamic Blend Equity & Volatility Fund $ 192,813 $ 29,965 $ 222,778
ABR 50/50 Volatility Fund 319,837 22,968 342,805
ABR 75/25 Volatility Fund 2,603,905 90,197 2,694,102
U.S. Government Obligations
Purchases Sales
ABR Dynamic Blend Equity & Volatility Fund $ – $ –
ABR 50/50 Volatility Fund 208,693,195 212,813,125
ABR 75/25 Volatility Fund 582,429,286 598,459,217
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
Futures Contracts $ 1,256,268,876 $ 23,082,275 $ 1,596,712,489
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 3,785,880
Total asset derivatives $ 3,785,880
Liability derivatives:
Payable – variation margin $ (278,300)
Total liability derivatives $ (278,300)

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2025

ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
* Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.
Realized and unrealized gains and losses on derivatives contracts during the year ended July 31, 2025, by each Fund are recorded in the following locations on the Statements of Operations:
ABR Dynamic Blend Equity & Volatility Fund
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 885,198
Total asset derivatives $ 885,198
Liability derivatives:
Payable – variation margin $ (81,347)
Total liability derivatives $ (81,347)
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 4,767,798
Total asset derivatives $ 4,767,798
Liability derivatives:
Payable – variation margin $ (401,311)
Total liability derivatives $ (401,311)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (8,475,742)
Total net realized gain (loss) $ (8,475,742)
Net change in unrealized appreciation (depreciation) on:
Futures $ 4,271,534
Total net change in unrealized appreciation (depreciation) $ 4,271,534
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (2,173,278)
Total net realized gain (loss) $ (2,173,278)
Net change in unrealized appreciation (depreciation) on:
Futures $ 741,112
Total net change in unrealized appreciation (depreciation) $ 741,112
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (23,622,691)
Total net realized gain (loss) $ (23,622,691)
Net change in unrealized appreciation (depreciation) on:
Futures $ 4,122,300
Total net change in unrealized appreciation (depreciation) $ 4,122,300

ABR Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2025

Note 8. Federal Income Tax
As of July 31, 2025, the cost and components of net unrealized depreciation on a tax basis were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of July 31, 2025, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.
As of July 31, 2025, the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had
$28,399,605, $3,916,127, and $38,352,852, respectively, of available long-term capital loss carryforwards and $18,933,069, $6,585,958, and $34,449,732, respectively, of available short-term capital loss carryforwards that have no expiration date.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Depreciation
ABR Dynamic Blend Equity & Volatility Fund $ – $ – $ – $ –
ABR 50/50 Volatility Fund 13,858,907 38,062 (268,829) (230,767)
ABR 75/25 Volatility Fund 26,676,763 46,046 (475,413) (429,367)
Ordinary Income Return of Capital Total
ABR Dynamic Blend Equity & Volatility Fund
2025 $ 1,951,151 $ – $ 1,951,151
2024 – – –
ABR 50/50 Volatility Fund
2025 316,675 184,563 501,238
2024 – – –
ABR 75/25 Volatility Fund
2025 6,485,519 – 6,485,519
2024 702,951 – 702,951
Undistributed
Ordinary Income
Capital and Other
Losses
Net Unrealized
Depreciation Total
ABR Dynamic Blend Equity & Volatility Fund $ 254,540 $ (47,332,674) $ – $ (47,078,134)
ABR 50/50 Volatility Fund – (10,502,085) (230,767) (10,732,852)
ABR 75/25 Volatility Fund 1,990,483 (72,802,584) (429,367) (71,241,468)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund and
the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ABR Dynamic Blend
Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund (the “Funds”), each a series of Forum Funds II, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years and periods ended July 31, 2022, and prior, were audited by other auditors whose report dated September 27, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July
31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 24, 2025

ABR Funds
IMPORTANT TAX INFORMATION (Unaudited)
July 31, 2025

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The ABR Dynamic Blend
Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund designates 100.00% , 99.86%, and 99.97% as qualified interest income exempt from U.S. tax for foreign shareholders (QII), respectively.

ABR Funds
OTHER INFORMATION (Unaudited)
July 31, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
At the June 23, 2025 Board meeting (the “June meeting”), the Board of Trustees of Forum Funds II (the “Board”), including the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Funds (the “Advisory Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the Funds by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees
(“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent & Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory
Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is financially stable, has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Funds, and continued to devote resources to reinvestment in the Adviser’s business operations. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Funds.
The Board observed that the ABR 75/25 Volatility Fund underperformed each of the FTSE 3-Month U.S. T-Bill Index and the S&P 500
Index, for the one- and three-year periods ended March 31, 2025, and for the period since the ABR 75/25 Volatility Fund’s inception on August 3, 2020. The Board also observed that the ABR 75/25 Volatility Fund underperformed the average of its Strategic Insight peers for the one- and three-year periods ended March 31, 2025. The Board also noted the Adviser’s representation that the ABR 75/25
Volatility Fund performed in line with the Adviser’s expectations during the recent periods of market volatility, which demonstrated the effectiveness of the ABR 75/25 Volatility Fund’s investment strategy.

ABR Funds
OTHER INFORMATION (Unaudited)
July 31, 2025

The Board observed that the ABR 50/50 Volatility Fund underperformed the FTSE 3-Month U.S. T-Bill Index for the one-year period ended March 31, 2025, and outperformed the FTSE 3-Month U.S. T-Bill Index for the three- and five-year periods ended March 31,
2025, and for the period since the ABR 50/50 Volatility Fund’s inception on October 2, 2017. The Board also observed that the ABR
50/50 Volatility Fund underperformed the S&P 500 Index, for the one-, three-, and five-year periods ended March 31, 2025, and for the period since the ABR 50/50 Volatility Fund’s inception on October 2, 2017. The Board further observed that the ABR 50/50
Volatility Fund underperformed the average of its Strategic Insight peers for the one- and three-year periods ended March 31, 2025, and outperformed the average of its Strategic Insight peers for the five-year period ended March 31, 2025. The Board also noted the
Adviser’s representation that the ABR 50/50 Volatility Fund performed in line with the Adviser’s expectations during the recent periods of heightened market volatility, which demonstrated the effectiveness of the ABR 50/50 Volatility Fund’s investment strategy.
The Board observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed its primary benchmark index, the S&P 500
Index, for the one-, three-, and five-year periods ended March 31, 2025, and for the period since the ABR Dynamic Blend Equity &
Volatility Fund’s inception on August 3, 2015. The Board noted the Adviser’s representation that the S&P 500 Index is not believed to provide the most representative comparison of the ABR Dynamic Blend Equity & Volatility Fund’s performance due to the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy, including the fact that the ABR Dynamic Blend Equity &
Volatility Fund, unlike the S&P 500 Index, invests in securities other than equity securities, such as volatility instruments. The Board also observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed the average of its Strategic Insight peers for the one-, three-, and five-year periods ended March 31, 2025. The Board noted, however, the Adviser’s representation that ABR Dynamic
Blend Equity & Volatility Fund performed in line with the Adviser’s expectations during recent periods of market volatility, which demonstrated the effectiveness of the Long Volatility Fund’s investment strategy.
The Board noted the Adviser’s representation that the unique nature of each Fund’s investment strategy resulted in a limited universe of peer funds and that the peer funds identified by Strategic Insight were not believed to provide the most representative comparisons for the Funds due to the peer funds’ low correlation to the holdings in the respective Fund portfolios and the differences in the peer funds’ approaches to managing volatility relative to the Funds’ own investment strategies, including the Adviser’s active and systematic approach to implementing the strategies. The Board also noted the Adviser’s representations that there were more peers in the hedge fund space due to the hedge fund-like nature of the Funds’ investment strategies. In that regard, the Board considered the Adviser’s assessment of the Funds’ performance relative to certain hedge fund index performance.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other relevant considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on net advisory fee rates and net total expense ratios of the Funds’ respective Strategic Insight peer groups. The Board observed that, among other things, the net advisory fee rates and net total expense ratios for each of the Funds were higher than the median of their respective Strategic Insight peer groups.
The Board noted that the Adviser had imposed contractual expense caps, which required the Adviser to waive its advisory fees as necessary to ensure that each Fund’s expenses did not exceed the contractual cap, and that the Adviser had waived a portion of its advisory fees for each Fund during the period. The Board also noted the Adviser’s representation that the actual advisory fee rates charged to each Fund were commensurate with the services rendered to each Fund and that the advisory fee arrangements were believed by the Adviser to be competitive and consistent with expectations within the marketplace for the strategies.
Further, with respect to all of the Funds, the Board considered the structure of each Fund’s advisory fees, which do not include performance fees that can be charged by hedge funds and other vehicles with which the Funds may compete given the nature of the Funds’ investment strategies. Under these circumstances, the Board concluded that it was difficult to make meaningful comparisons between the Funds’
actual advisory fee rates and net expense ratios and those of the Funds’ respective Strategic Insight peers due to, among other things, variations between the strategies of the Funds and those provided to the Strategic Insight peer funds by their advisers.
Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable under all of the facts and circumstances.

ABR Funds
OTHER INFORMATION (Unaudited)
July 31, 2025

Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds.
In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board considered whether the Funds were benefiting, or may benefit in the future, from any economies of scale. In this regard, the Board considered each Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when assets are increasing or a fund has achieved a substantial size. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations.
The Board considered the Adviser’s representation that the Adviser did not believe that any of the Funds had achieved scale to a degree warranting breakpoints in the advisory fees or reductions in the expense limitation agreements. Based on the foregoing and other relevant considerations, the Board concluded that the information presented generally supported the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

ABR Funds
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)
INVESTMENT ADVISER
ABR Dynamic Funds, LLC
17 State Street, Suite 725
New York, NY 10004
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.
227-ANR-0725

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	September 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	September 16, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 16, 2025